Loss per share (Tables)	6 Months Ended
Jun. 30, 2018
Loss per share
Schedule of basic and diluted loss per share

	For the six months ended June 30,
In thousands of U.S. dollars except share data	2018	2017
Net loss attributable to equity holders of the parent - basic	$(100,695)	$(79,782)
Convertible Notes due 2019 and 2022 - interest expense	—	—
Convertible Notes due 2019 and 2022 - deferred financing amortization	—	—
Net loss attributable to equity holders of the parent - diluted	$(100,695)	$(79,782)

Basic weighted average number of shares	308,914,701	172,096,465
Effect of dilutive potential basic shares:
Restricted stock	—	—
Convertible Notes due 2019 and 2022	—	—
	—	—
Diluted weighted average number of shares	308,914,701	172,096,465

Loss Per Share:
Basic	$(0.33)	$(0.46)
Diluted	$(0.33)	$(0.46)